REIMBURSEMENT RIGHTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about reimbursement rights [Table Text Block]
	December 31, 2017	December 31, 2016
Legacy tailings reclamation and remediation	$8,904	$–
Claims, fines and sanctions	2,130	–
	11,034	–
Less: current portion	(4,446)	–
Reimbursement rights – non-current portion	$6,588	$–